INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of loss before income taxes expense and gain from equity method investment

	Year ended December 31,
	2017	2018	2019

Cayman Islands	$(3,705)	$(24,750)	11,403
Hong Kong SAR	(7,205)	(36,476)	(7,728)
PRC, excluding Hong Kong SAR, and other countries	1,235	1,436	(2,504)
Total	$(9,675)	$(59,790)	$1,171

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2018	2019

Deferred tax assets:
Bad debt allowance	88	—
Accrued inventory provision	348	—
Net operating loss carry forwards	27,852	33,267
Less: Valuation allowance	(26,691)	(31,879)
Total deferred tax asset	$1,597	$1,388

Deferred tax liabilities:
Property and equipment	$—	$(18)
Acquired intangible assets	$(1,597)	$(1,370)
Total deferred tax liabilities	$(1,597)	$(1,388)
Net deferred tax assets	$—	$—
Net deferred tax liabilities	$—	$—

Schedule of movement of valuation allowance

	Year ended December 31,
	2018	2019
Balance at beginning of the period	$20,986	$26,691
Additions	5,705	5,188
Balance at end of the period	$26,691	$31,879

Schedule of reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes

	Year ended December 31,
	2017	2018	2019

Loss before provision of income tax	$(9,675)	$(59,790)	$1,171
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	(2,419)	(14,948)	293
Non-deductible expenses	42	115	10
Effect of preferential tax rates	(67)	7	(135)
Utilization of tax loss previously not recognized	(99)	—	—
Effect of income tax rate differences in jurisdictions other than the PRC	1,456	9,154	(2,277)
Statutory income/expense	—	—	(653)
Deferred tax expense	—	—	(2,313)
Changes in valuation allowances	1,168	5,705	5,188
Income tax expense	$81	$33	$113